SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Accounts receivable	$ 357,233	$ 125,105
Less: allowance for doubtful accounts
Accounts receivable, net	$ 357,233	$ 125,105